Springstone Acquisition (Tables) (LendingClub Corp) - LendingClub Corp [Member]	12 Months Ended
Dec. 31, 2016
Preliminary Purchase Price Allocation

The allocation of purchase price as of the acquisition date is as follows:

Fair Value
Assets:
Cash	$2,256
Restricted cash	1,581
Property, equipment and software	366
Other assets	599
Identified intangible assets	40,200
Goodwill	72,592
Liabilities:
Accounts payable	239
Accrued expenses and other liabilities	5,536
Total purchase consideration	$111,819

Summary of Pro Forma Financial Information

The pro forma results presented below include interest expense on the debt financing, amortization of acquired intangible assets, compensation expense related to the post-acquisition compensation arrangements entered into with the continuing employees and tax expense:

Years Ended December 31,	2014	2013
Total net revenue	$219,174	$113,040
Net loss (1)	$(33,796)	$(17,592)
Basic net loss per share attributable to common stockholders	$(0.45)	$(0.34)
Diluted net loss per share attributable to common stockholders	$(0.45)	$(0.34)

(1)	Net loss for the year ended December 31, 2013 includes $8.6 million of one-time acquisition-related costs and compensation expenses.